Capitalized Exploratory Well Costs - Capitalized Exploratory Well Costs Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Capitalized Exploratory Well Costs that are Pending Determination of Proved Reserves [Roll Forward]
Capitalized exploratory well costs, Beginning Balance	$ 849	$ 630	$ 546
Additions pending determination of proved reserves	382	622	549
Divestitures and other	(557)	(54)	(136)
Reclassifications to proved properties	(369)	(207)	(244)
Charged to exploration expense	(60)	(142)	(85)
Capitalized exploratory well costs, Ending Balance	$ 245	849	$ 630
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Assets held for sale		3,381
Australia [Member]
Projects with Exploratory Well Costs Capitalized for More than One Year [Line Items]
Assets held for sale		$ 49